CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income
Interest and fees on loans and leases	$ 30,933	$ 19,081	$ 88,510	$ 56,334	$ 83,150	$ 69,621
Interest on taxable securities	3,720	3,312	11,213	10,492	14,169	12,799
Interest on tax-exempt securities	174	152	458	509	653	651
Other interest and dividend income	217	112	666	254	393	192
Total interest and dividend income	35,044	22,657	100,847	67,589	98,365	83,263
Interest expense
Deposits	2,112	1,063	5,518	3,281	4,580	4,313
Federal Home Loan Bank advances	850	200	2,282	371	706	23
Subordinated debentures and other borrowings	670	529	2,286	1,571	2,461	2,295
Total interest expense	3,632	1,792	10,086	5,223	7,747	6,631
Net interest income	31,412	20,865	90,761	62,366	90,618	76,632
PROVISION FOR LOAN AND LEASE LOSSES	3,900	1,683	9,306	5,348	10,352	6,966
Net interest income after provision for loan and lease losses	27,512	19,182	81,455	57,018	80,266	69,666
Non-interest income
Fees and service charges on deposits	1,418	1,465	3,985	4,227	5,665	5,803
Servicing fees	959		2,954		1,906
ATM and interchange fees	1,495	1,470	4,342	4,392	5,856	6,101
Net gains on sales of securities available-for-sale		802	8	3,231	3,227	3,064
Net gains on sales of loans	7,499	(60)	24,026	(39)	4,323	3,151
Fees on mortgage loan sales, net		46	2	101	144	107
Other non-interest income	547	1,053	2,102	3,350	4,783	2,613
Total non-interest income	11,918	4,776	37,419	15,262	25,904	20,839
Non-interest expense
Salaries and employee benefits	16,323	11,266	50,151	34,206	50,585	45,960
Occupancy expense, net	3,301	3,358	10,525	10,511	15,066	16,682
Equipment expense	630	516	1,809	1,519	2,032	2,359
Loan and lease related expenses	891	443	2,569	1,090	1,992	(21)
Legal, audit and other professional fees	1,608	1,065	4,369	3,785	5,862	7,089
Data processing	2,399	1,990	7,255	5,760	8,157	7,033
Net (gain) loss recognized on other real estate owned and other related expenses	565	292	136	1,386	1,719	7,792
Regulatory assessments	326	502	894	1,930	2,553	3,316
Other intangible assets amortization expense	769	747	2,307	2,242	3,003	2,980
Advertising and promotions	196	156	803	454	623	1,570
Telecommunications	351	370	1,165	1,284	1,698	1,643
Other non-interest expense	3,706	1,679	7,182	5,521	7,396	8,769
Total non-interest expense	31,065	22,384	89,165	69,688	100,686	105,172
INCOME BEFORE PROVISION FOR INCOME TAXES	8,365	1,574	29,709	2,592	5,484	(14,667)
Provision (benefit) for income taxes	(1,390)	9	7,248	(222)	(61,245)	307
NET INCOME	$ 9,755	$ 1,565	$ 22,461	$ 2,814	$ 66,729	$ (14,974)
Earnings (loss) per share
Basic	$ 0.33	$ 0.08	$ 0.43	$ 0.15	$ 3.31	$ (0.86)
Diluted	$ 0.32	$ 0.08	$ 0.43	$ 0.15	$ 3.27	$ (0.86)